Annual Total Returns - Treasury Portfolio [BarChart] - 03.31 FIMM Funds Class 2 Combo PRO-10 - Treasury Portfolio - Class II	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.06%
Annual Return 2017	0.59%
Annual Return 2018	1.56%
Annual Return 2019	1.92%
Annual Return 2020	0.28%
Annual Return 2021	0.01%